Relationships with Related Parties - Summary of Relationships with Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Related party compensation	€ 15,353	€ 16,891	€ 7,205
Executive Committee [member]
Disclosure of transactions between related parties [line items]
Related party compensation	2,184	2,268	1,768
Members of the Board of Directors [member]
Disclosure of transactions between related parties [line items]
Related party compensation	745	714	605
Share-based payments to members of the Board of Directors	12,018	13,714	4,637
Directors Fees [member]
Disclosure of transactions between related parties [line items]
Related party compensation	€ 407	€ 195	€ 195